Consolidated Statement of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Funds Provided (Used) - Operating Activities
Net loss	$ (512)	$ (746)	$ (1,180)	$ 1,291
Depreciation	170	87	511	171
Stock-based compensation	170	63	195	130
Total Adjustments	(172)	(596)	(474)	1,592
Changes in assets and liabilities:
Accounts receivable	616	650	96	(488)
Prepaid expenses	138	(12)	(496)	26
Investment tax credits receivable	68	(29)	(149)	11
Security deposits	(6)	(226)	(202)	(506)
Accounts payable and accrued liabilities	(284)	(860)	(698)	1,129
Deferred revenue	(884)	0	3,634	(1,245)
Deferred lease obligations	1	17	18	27
Net change in assets and liabilities	(351)	(460)	2,203	(1,046)
Net cash used in operating activities	(523)	(1,056)	1,729	546
Financing Activities
Issuance of term loans	0	392	1,940	1,752
Repayment of term loans	(103)	(17)	(675)	(22)
Proceeds from exercise of warrants and stock options	337	0	659	62
Net cash provided by financing activities	234	375	1,924	1,792
Investing Activities
Additions to leasehold improvements and equipment	(222)	(290)	(2,326)	(3,380)
Acquisitions of short-term investments			(5,236)	0
Redemption of short-term investments	300	0	1,652	0
Net cash provided by (used in) investing activities	78	(290)	(5,910)	(3,380)
Decrease in Cash and Cash Equivalents	(211)	(971)	(2,257)	(1,042)
Effect of Foreign Exchange on Cash and Cash Equivalents	(101)	173	4	(492)
Cash and Cash Equivalents
Beginning of Period	612	2,865	2,865	4,399
End of Period	$ 300	$ 2,067	$ 612	$ 2,865